Share-based compensation - Reconciliation of outstanding share options (Details) € in Thousands					6 Months Ended
	Oct. 01, 2025 Options	Jul. 01, 2025 Options $ / shares	Jul. 01, 2024 Options $ / shares	Jan. 20, 2021 Options	Dec. 31, 2025 EUR (€) Options	Dec. 31, 2025 $ / shares	Dec. 31, 2024 Options $ / shares
Weighted Average Exercise Price
Proceeds from exercise of option awards | €					€ 2,460
Alignment Award
Options
Options outstanding at beginning of period | Options		4,653,477	6,063,090		4,653,477		6,063,090
exercised | Options					(35,634)
forfeited | Options							(21,165)
Granted | Options				6,478,761
Options outstanding at end of period | Options					4,617,843		6,041,925
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period		$ 9.09	$ 8.57			$ 9.09	$ 8.57
Exercised (in dollars per share)						6.84
Forfeited (in dollars per share)							11.58
Weighted average Exercise price of share options outstanding at end of period						9.11	$ 8.56
Average remaining contractual life					5 years 21 days
Share Options (LTI)
Options
Options outstanding at beginning of period | Options		6,378,249	3,309,066		6,378,249		3,309,066
exercised | Options					(833,284)
forfeited | Options					(56,280)		(6,508)
Granted | Options	6,465	2,087,724	3,277,477		2,094,189		3,277,477
Options outstanding at end of period | Options					7,582,874		6,580,035
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period		$ 4.55	$ 4			4.55	$ 4
Exercised (in dollars per share)						4.08
Forfeited (in dollars per share)						7.52	4
Granted (in dollars per share)						7.88	5.07
Weighted average Exercise price of share options outstanding at end of period						5.49	$ 4.53
Average remaining contractual life					8 years 5 months 19 days
Minimum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding						5.79
Minimum | Share Options (LTI)
Weighted Average Exercise Price
Exercise prices for the share options outstanding						4
Maximum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding						11.58
Maximum | Share Options (LTI)
Weighted Average Exercise Price
Exercise prices for the share options outstanding						$ 7.89